LORD ABBETT RESEARCH FUND, INC.

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

April 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

Re:       Lord Abbett Research Fund, Inc. (the “Registrant”)

1933 Act File No. 033-47641

1940 Act File No. 811-06650

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 46 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on March 29, 2012.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2577.

Sincerely yours,

/s/ Judy Krebs

Judy Krebs

Paralegal

Lord, Abbett & Co. LLC